Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share

9 Earnings per share

Earnings per share is a metric to measure how much profit NatWest Group makes for each share that is in issue during the year. Basic earnings per ordinary share is calculated by dividing the profit attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding. Diluted earnings per ordinary share is calculated by dividing the basic earnings by the weighted average number of ordinary shares outstanding plus the weighted average number of ordinary shares that would be issued on conversion of dilutive share options and convertible securities.

	2021	2020	2019
	£m	£m	£m
Earnings
Profit/(loss) from continuing operations attributable to ordinary shareholders	2,674	(874)	2,877
Profit from discontinued operations attributable to ordinary shareholders	276	121	256
Profit/(loss) attributable to ordinary shareholders	2,950	(753)	3,133

Weighted average number of shares (millions)
Weighted average number of ordinary shares outstanding during the year	11,622	12,095	12,067
Effect of dilutive share options and convertible securities(1)	45	—	35
Diluted weighted average number of ordinary shares outstanding during the year	11,667	12,095	12,102

(1)	As there was a loss from continuing operations attributable to the parent company for the period to 31 December 2020, the effect of share options and convertible securities was not dilutive.